Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000096616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	3.12%	0.80%	0.95%
C000096618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.71%	0.49%	0.42%
C000096619
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096616
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	1.26%	1.18%
Without Sales Load [Member] | C000096618
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	0.49%	0.42%
Without Sales Load [Member] | C000096619
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%	1.42%	1.33%
Without Sales Load [Member] | C000096620
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%	1.51%	1.44%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%	1.05%	2.30%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%	1.05%	2.30%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%	1.05%	2.30%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	9.70%	1.05%	2.30%
DWS Index: Bloomberg 1-Year General Obligation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year General Obligation Index
Average Annual Return, Percent	4.21%	1.33%	1.23%
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return, Percent	5.43%	1.12%	1.32%
DWS Index: Bloomberg 1-Year General Obligation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year General Obligation Index
Average Annual Return, Percent	4.21%	1.33%	1.23%
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return, Percent	5.43%	1.12%	1.32%
DWS Index: Bloomberg 1-Year General Obligation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year General Obligation Index
Average Annual Return, Percent	4.21%	1.33%	1.23%
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return, Percent	5.43%	1.12%	1.32%
DWS Index: Bloomberg 1-Year General Obligation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year General Obligation Index
Average Annual Return, Percent	4.21%	1.33%	1.23%
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return, Percent	5.43%	1.12%	1.32%